SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Dec. 31, 2021
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS
12.	SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

	Year ended December 31,
	2021	2020
	$	$
Non-cash investing and financing activities:
Investments received for exploration and evaluation assets	500,000	4,462,703
Investments received for private placement	—	16,736,110
Issued pursuant to acquisition of exploration and evaluation assets	3,505,408	—
Agents warrants issued in private placements	—	42,183
Agents warrants issued in initial public offering	—	771,769
Right-of-use assets	97,423	54,034
Property and equipment included in accounts payable and accrued liabilities	537,746	—
Cash paid for income taxes	—	—
Cash paid for interest	—	—